Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2020 and December 31, 2019 is as follows:

	12.31.20	12.31.19
Basic Shareholders´ Equity	162,178,965	74,314,620
(Deductible Items)	(32,594,504)	(12,922,467)
Equity Tier 1	129,584,461	61,392,153
Complementing shareholders’ Equity	27,477,066	19,392,341
Equity Tier 2	27,477,066	19,392,341
Regulatory Capital (RPC)	157,061,527	80,784,494

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.20	12.31.19
Credit Risk	42,457,859	29,148,582
Market Risk	1,419,264	904,939
Operational Risk	12,192,078	7,608,102
Minimum Capital Requirement	56,069,201	37,661,623
Integration	157,061,527	80,784,494
Excess	100,992,326	43,122,871

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.20
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	212,122	(210,940)	—	1,182
Euro	4,401	(802)	—	3,599
Canadian Dollar	134	(4)	—	130
Real	34	—	—	34
Swiss Franc	52	(30)	—	22
Others	103	(3)	—	100

Total	216,846	(211,779)	—	5,067

	Balances as of 12.31.19
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	265,631	(267,422)	30	(1,761)
Euro	3,105	(399)	—	2,706
Canadian Dollar	116	(5)	—	111
Real	1	—	—	1
Swiss Franc	44	(23)	—	21
Others	103	(5)	—	98

Total	269,000	(267,854)	30	1,176

		Balances as of 12.31.20		Balances as of 12.31.19
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	118	1,300	176	(1,937)
	-10%	(118)	1,064	(176)	(1,585)
Euro	10%	360	3,959	271	2,977
	-10%	(360)	3,239	(271)	2,436
Canadian Dollar	10%	13	143	11	121
	-10%	(13)	117	(11)	99
Real	10%	3	37	—	1
	-10%	(3)	31	—	1
Swiss Franc	10%	2	24	1	22
	-10%	(2)	20	(1)	18
Others	10%	10	110	10	108
	-10%	(10)	90	(10)	88

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.20
Total Financial Assets	329,561,051	81,048,347	73,404,578	122,032,475	331,583,426	937,629,877
Total Financial Liabilities	525,873,217	66,622,888	17,447,849	8,728,360	204,482,905	823,155,219

Net Amount	(196,312,166)	14,425,459	55,956,729	113,304,115	127,100,521	114,474,658

As of 12.31.19
Total Financial Assets	274,590,418	69,553,555	69,742,708	61,211,792	340,621,292	815,719,765
Total Financial Liabilities	377,563,393	61,431,217	33,503,067	4,678,139	212,118,123	689,293,939

Net Amount	(102,972,975)	8,122,338	36,239,641	56,533,653	128,503,169	126,425,826

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2020. The percentage change budgeted by the Group for fiscal year 2020 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 pb	(1,130,532)	-1%
Increase in Interest Rate	+100 pb	1,130,532	1%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2020 and December 31, 2019, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.20
Assets
Debt Securities measured at Fair Value through Profit or Loss	152,729,877	564,114	3,180,660	432,222	—	156,906,873
Derivative Financial Instruments	547,929	—	—	—	—	547,929
Repurchase Transactions	61,778,505	—	—	—	—	61,778,505
Other Financial Assets	7,677,635	100,805	122,168	3,065,831	—	10,966,439
Loans and Other Financing	165,672,357	204,326,574	135,444,263	93,566,134	30,542,150	629,551,478
Other Debt Securities	25,403,983	—	—	—	—	25,403,983
Financial Assets Pledged as Collateral	18,717,443	—	—	—	—	18,717,443
Investments in Equity Instruments	3,745,893	—	—	—	—	3,745,893
Liabilities
Deposits	636,596,852	45,007,577	2,563,927	122,377	27	684,290,760
Liabilities at fair value through profit or loss	—	—	—	—	—	—
Derivative Financial Instruments	57,450	—	—	—	—	57,450
Other Financial Liabilities	93,004,399	24,479	27,441	80,500	—	93,136,819
Lease liabilities	154,855	724,867	795,298	3,700,393	1,376,069	6,751,482
Financing Received from the Argentine Central Bank and Other Financial Institutions	2,607,987	3,290,896	6,137,695	3,736,864	—	15,773,442
Debt Securities	736,438	6,156,557	8,055,337	6,349,253	—	21,297,585
Subordinated Debt Securities	855,858	—	855,858	7,559,716	21,871,443	31,142,875

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.19
Assets
Debt Securities measured at Fair Value through Profit or Loss	88,378,198	1,197,484	19,642	212,016	7,157	89,814,497
Derivative Financial Instruments	1,903,979	—	—	—	—	1,903,979
Repurchase Transactions	41,828,680	—	—	—	—	41,828,680
Other Financial Assets	11,221,494	—	—	—	—	11,221,494
Loans and Other Financing	180,043,930	178,211,585	80,880,191	131,022,366	35,994,787	606,152,859
Other Debt Securities	28,143,083	—	—	—	—	28,143,083
Financial Assets Pledged as Collateral	15,725,036	—	—	—	—	15,725,036
Investments in Equity Instruments	3,400,065	—	—	—	—	3,400,065
Liabilities
Deposits	488,012,093	56,841,558	2,974,312	105,337	44	547,933,344
Liabilities at fair value through profit or loss	1,936,133	—	—	—	—	1,936,133
Derivative Financial Instruments	1,199,533	—	—	—	—	1,199,533
Other Financial Liabilities	92,068,438	—	—	—	—	92,068,438
Lease Liabilities	83,613	434,437	542,376	2,630,481	1,439,080	5,129,987
Financing Received from the Argentine Central Bank and Other Financial Institutions	5,064,925	14,694,200	5,828,763	8,446,270	—	34,034,158
Debt Securities	4,721,798	24,857,077	5,653,122	13,796,603	930,705	49,959,305
Subordinated Debt Securities	827,691	—	827,691	7,279,079	22,997,121	31,931,582

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2020 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.20
AAA	2,335,283	—	—	16,964,950	—	703,421	20,003,654
AA+	—	—	90,199	—	—	296	90,495
AA	—	—	—	—	—	56,802	56,802
Aa2	—	—	—	—	—	32,226	32,226
AA-	47,643	—	—	—	—	894,582	942,225
A+	—	—	—	—	—	1,263	1,263
A1	—	—	—	—	—	180,683	180,683
A1+	—	—	—	—	—	820,913	820,913
A	—	—	—	—	—	21,481	21,481
A2	—	—	—	—	—	108	108
A-	—	—	—	—	—	40,605	40,605
A3	—	200,768	—	—	—	—	200,768
Baa1	—	—	1,000	—	—	29,226	30,226
Baa3	—	—	—	—	—	13,293	13,293
B	—	539,371	—	—	—	—	539,371
CCC	4,103,429	—	—	—	—	—	4,103,429
C	—	—	—	—	128,324,920	17,098	128,342,018

Total	6,486,355	740,139	91,199	16,964,950	128,324,920	2,811,997	155,419,560

The credit quality of debt securities as of December 31, 2019 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.19
AAA	422,241	—	—	8,485,627	—	—	8,907,868
AA+	—	—	60,303	—	—	7,229	67,532
AA	—	—	—	—	—	130,577	130,577
AA-	—	—	—	—	—	14,920	14,920
A+	—	—	—	—	—	175,635	175,635
A1+	—	—	—	—	—	639,014	639,014
A-	—	—	—	—	—	48,862	48,862
A3	—	—	—	—	—	102,484	102,484
Baa1	—	—	103,666	—	—	—	103,666
BBB	12,875	—	—	—	—	20,580	33,455
B-	—	—	—	—	—	6,336	6,336
CC	36,962	—	—	—	79,153,628	—	79,190,590
C	—	—	—	—	—	10,439	10,439

Total	472,078	—	163,969	8,485,627	79,153,628	1,156,076	89,431,378

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

1	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure
- BCRA situation B1
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

(*)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2020	QII - 2020	QIII - 2020	QIV - 2020
GDP	Base	-2.8%	15.6%	2.5%	-0.7%
GDP	Optimistic	-2.2%	17.8%	5.1%	2.7%
GDP	Pessimistic	-3.1%	14.2%	-3.8%	-10.2%
Unemployment Rate	Base	7.6%	-15.6%	-10.4%	-12.3%
Unemployment Rate	Optimistic	16.3%	-10.1%	-11.3%	-15.3%
Unemployment Rate	Pessimistic	20.1%	6.2%	21.9%	34.8%
Real Salary	Base	-16.6%	-8.6%	-1.7%	3.3%
Real Salary	Optimistic	-13.2%	-7.7%	-2.1%	4.3%
Real Salary	Pessimistic	-10.9%	-4.7%	-3.7%	-5.9%
Badlar	Base	48.8%	42.2%	31.1%	4.3%
Badlar	Optimistic	38.3%	25.9%	13.0%	-13.0%
Badlar	Pessimistic	15.0%	35.4%	101.7%	44.9%

Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%

Grupo Financiero Galicia ECL	37,332,952	38,008,542
Retail, Retail like and Wholesale ECL	31,187,671	31,703,980
Naranja ECL	6,145,281	6,304,562

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	-5%	1%	-15%
Unemployment Rate	-8%	-6%	40%
Real Salary	-2%	-4%	-5%
Badlar	40%	10%	120%

Grupo Financiero Galicia ECL		37,467,704
Retail, Retail like and Wholesale RCL		31,101,450
Naranja ECL		6,366,254

Summary of Maximum Exposure to Credit Risk on Assests
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	115,540,641	47,518,146	—	163,058,787	147,407,781
1-30	1,378,181	1,164,534	1,509,705	4,052,420	4,448,958
31-60	—	997,662	48,665	1,046,327	1,940,358
61-90	—	561,381	94,732	656,113	1,093,520
Default	—	—	5,556,973	5,556,973	5,829,065

Gross Carrying amount	116,918,822	50,241,723	7,210,075	174,370,620	160,719,682
Loss allowance	(4,954,235)	(12,628,050)	(5,893,949)	(23,476,234)	(14,299,064)

Net Carrying amount	111,964,587	37,613,673	1,316,126	150,894,386	146,420,618

	Retail like Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	104,800,495	12,159,876	961,171	117,921,542	51,512,818
1-30	968,840	542,107	218,040	1,728,987	2,729,542
31-60	—	209,942	6,511	216,453	305,087
61-90	—	45,021	15,885	60,906	435,629
Default	—	—	1,187,351	1,187,351	3,318,130

Gross Carrying amount	105,769,335	12,956,946	2,388,958	121,115,239	58,301,206
Loss allowance	(559,205)	(2,130,872)	(1,831,739)	(4,521,816)	(4,103,299)

Net Carrying amount	105,210,130	10,826,074	557,219	116,593,423	54,197,907

	Wholesale Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	263,742,041	12,556,395	—	276,298,436	288,340,517
B1	—	1,002,250	—	1,002,250	514,223
Default	—	—	796,138	796,138	6,638,965

Gross Carrying amount	263,742,041	13,558,645	796,138	278,096,824	295,493,705
Loss allowance	(1,959,717)	(623,103)	(606,801)	(3,189,621)	(7,096,646)

Net Carrying amount	261,782,324	12,935,542	189,337	274,907,203	288,397,059

	Naranja
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	85,988,867	1,003,472	263,172	87,255,511	61,842,678
1-30	3,231,993	225,959	56,048	3,514,000	3,652,592
31-60	—	853,081	47,855	900,936	1,760,530
61-90	—	373,206	30,348	403,554	919,425
Default	—	—	1,974,836	1,974,836	7,597,388

Gross Carrying amount	89,220,860	2,455,718	2,372,259	94,048,837	75,772,613
Loss allowance	(3,707,641)	(589,155)	(1,848,485)	(6,145,281)	(10,092,365)

Net Carrying amount	85,513,219	1,866,563	523,774	87,903,556	65,680,248

	Retail Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	106,961,239	39,204,462	1,242,080	147,407,781	189,552,804
1-30	2,127,002	2,069,604	252,352	4,448,958	7,164,281
31-60	—	1,718,377	221,981	1,940,358	3,190,264
61-90	—	719,178	374,342	1,093,520	1,652,119
Default	—	—	5,829,065	5,829,065	7,080,891

Gross Carrying amount	109,088,241	43,711,621	7,919,820	160,719,682	208,640,359
Loss allowance	(5,514,025)	(2,554,594)	(6,230,445)	(14,299,064)	(15,659,979)

Net Carrying amount	103,574,216	41,157,027	1,689,375	146,420,618	192,980,380

	Retail like Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	44,985,250	5,850,798	676,770	51,512,818	67,804,625
1-30	1,779,010	725,260	225,272	2,729,542	2,774,228
31-60	—	217,775	87,312	305,087	704,220
61-90	—	234,578	201,051	435,629	548,510
Default	—	—	3,318,130	3,318,130	3,764,864

Gross Carrying amount	46,764,260	7,028,411	4,508,535	58,301,206	75,596,447
Loss allowance	(480,463)	(199,468)	(3,423,368)	(4,103,299)	(3,616,367)

Net Carrying amount	46,283,797	6,828,943	1,085,167	54,197,907	71,980,080

	Wholesale Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	280,598,191	7,742,326	—	288,340,517	296,480,994
B1	—	514,223	—	514,223	(4,604,821)
Default	—	—	6,638,965	6,638,965	5,268,147

Gross Carrying amount	280,598,191	8,256,549	6,638,965	295,493,705	297,144,320
Loss allowance	(679,001)	(301,216)	(6,116,429)	(7,096,646)	(2,661,522)

Net Carrying amount	279,919,190	7,955,333	522,536	288,397,059	294,482,798

	Naranja
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	60,762,833	724,351	355,494	61,842,678	82,799,332
1-30	3,314,275	216,244	122,073	3,652,592	7,369,251
31-60	—	1,656,414	104,116	1,760,530	3,564,361
61-90	—	856,384	63,041	919,425	1,967,627
Default	—	—	7,597,388	7,597,388	7,931,114

Gross Carrying amount	64,077,108	3,453,393	8,242,112	75,772,613	103,631,685
Loss allowance	(2,754,583)	(958,629)	(6,379,153)	(10,092,365)	(11,114,984)

Net Carrying amount	61,322,525	2,494,764	1,862,959	65,680,248	92,516,701

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Gross Carrying Amount	Collateral´s Fair Value
Advances	29,219,431	(679,786)	28,539,645	—
Mortgage Loans	143,769,344	(522,696)	143,246,648	—
Pledge Loans	16,486,335	(5,320,236)	11,166,099	148,099,128
Personal Loans	11,586,593	(109,735)	11,476,858	32,538,883
Credit Card Loans	36,504,158	(8,787,760)	27,716,398	—
Financial Leases	241,793,015	(16,713,933)	225,079,082	—
Overdrafts	1,855,070	(36,388)	1,818,682	—
Pre-financing export loans	29,487,016	(629,027)	28,857,989	—
Others	138,001,603	(4,489,715)	133,511,888	1,784,133
Other Debt Securities	18,928,955	(43,676)	18,885,279	—

Total as of December 31, 2020	667,631,520	(37,332,952)	630,298,568	182,422,144

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	3,807
50 to 60%	282
60 to 70%	576
70 to 80%	436
80 to 90%	495
90 to 100%	4,765
Higher than 100%	20,599

Total	30,960

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	5,514,025	2,554,594	6,230,445	—	14,299,064
Inflation effect	(2,119,898)	(2,350,556)	(2,434,533)	—	(6,904,987)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(498,483)	498,483	—	—	—
Transfer from Stage 1 to Stage 3	(118,204)	—	118,204	—	—
Transfer from Stage 2 to Stage 1	387,515	(387,515)	—	—	—
Transfer from Stage 2 to Stage 3	—	(336,064)	336,064	—	—
Transfer from Stage 3 to Stage 1	198,995	—	(198,995)	—	—
Transfer from Stage 3 to Stage 2	—	361,066	(361,066)	—	—
New Financial Assets Originated or Purchased	1,024,326	679,012	1,779,747	—	3,483,085
Changes in PDs/LGDs/EADs	(129,815)	1,080,703	1,028,008	—	1,978,896
Changes to model assumptions and methodologies	1,010,684	9,351,243	2,365,584	—	12,727,511
Foreign exchange and other movements	651,290	1,716,169	335,600	—	2,703,059
Other movements with no P&L impact
Write-offs and other movements	(966,200)	(539,085)	(3,305,109)	—	(4,810,394)

Loss Allowance as of December 31, 2020	4,954,235	12,628,050	5,893,949	—	23,476,234

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	480,463	199,468	3,423,368	—	4,103,299
Inflation effect	(217,336)	(395,100)	(1,202,902)	—	(1,815,338)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(36,222)	36,222	—	—	—
Transfer from Stage 1 to Stage 3	(3,402)	—	3,402	—	—
Transfer from Stage 2 to Stage 1	29,362	(29,362)	—	—	—
Transfer from Stage 2 to Stage 3	—	(8,796)	8,796	—	—
Transfer from Stage 3 to Stage 1	(17,165)	—	17,165	—	—
Transfer from Stage 3 to Stage 2	—	72,278	(72,278)	—	—
New Financial Assets Originated or Purchased	396,426	133,391	1,107,514	—	1,637,331
Changes in PDs/LGDs/EADs	1,213,269	384,169	58,150	—	1,655,588
Changes to model assumptions and methodologies	(1,192,104)	1,471,030	541,170	—	820,096
Foreign exchange and other movements	104,533	377,770	283,658	—	765,961
Other movements with no P&L impact
Write-offs and other movements	(198,619)	(110,198)	(2,336,304)	—	(2,645,121)

Loss Allowance as of December 31, 2020	559,205	2,130,872	1,831,739	—	4,521,816

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	679,001	301,216	6,116,429	—	7,096,646
Inflation effect	(562,741)	(201,577)	(1,742,132)	—	(2,506,450)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(60,395)	60,395	—	—	—
Transfer from Stage 1 to Stage 3	(13)	—	13	—	—
Transfer from Stage 2 to Stage 1	5,354	(5,354)	—	—	—
Transfer from Stage 2 to Stage 3	—	(17,065)	17,065	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
New Financial Assets Originated or Purchased	516,802	85,037	43,764	—	645,603
Changes in PDs/LGDs/EADs	118,388	26,417	13	—	144,818
Changes to model assumptions and methodologies	1,521,179	363,383	779,725	—	2,664,287
Foreign exchange and other movements	455,386	138,548	134,717	—	728,651
Other movements with no P&L impact
Write-offs and other movements	(713,244)	(127,897)	(4,742,793)	—	(5,583,934)

Loss Allowance as of December 31, 2020	1,959,717	623,103	606,801	—	3,189,621

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	2,754,583	958,629	6,379,153	—	10,092,365
Inflation effect	(1,139,035)	(319,282)	(1,896,750)	—	(3,355,067)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(72,171)	72,171	—	—	—
Transfer from Stage 1 to Stage 3	(145,729)	—	145,729	—	—
Transfer from Stage 2 to Stage 1	—	(155,018)	155,018	—	—
Transfer from Stage 2 to Stage 3	173,949	(173,949)	—	—	—
Transfer from Stage 3 to Stage 1	108,373	—	(108,373)	—	—
Transfer from Stage 3 to Stage 2	—	13,578	(13,578)	—	—
New Financial Assets Originated or Purchased	2,549,927	199,345	168,275	—	2,917,547
Changes in PDs/LGDs/EADs	265,208	66,142	186,064	—	517,414
Changes to model assumptions and methodologies	—	—	—	—	—
Foreign exchange and other movements	773,817	124,733	391,352	—	1,289,902
Other movements with no P&L impact
Write-offs and other movements	(1,561,281)	(197,194)	(3,558,405)	—	(5,316,880)

Loss Allowance as of December 31, 2020	3,707,641	589,155	1,848,485	—	6,145,281

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	5,446,096	4,853,535	5,360,348	—	15,659,979
Inflation effect	(2,638,825)	(2,033,094)	(2,699,649)	—	(7,371,568)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(737,405)	737,405	—	—	—
Transfer from Stage 1 to Stage 3	(76,120)	—	76,120	—	—
Transfer from Stage 2 to Stage 1	629,942	(629,942)	—	—	—
Transfer from Stage 2 to Stage 3	—	(454,456)	454,456	—	—
Transfer from Stage 3 to Stage 1	28,855	—	(28,855)	—	—
Transfer from Stage 3 to Stage 2	—	47,182	(47,182)	—	—
New Financial Assets Originated or Purchased	1,327,881	774,816	3,411,401	—	5,514,098
Changes in PDs/LGDs/EADs	1,186,973	(329,590)	49,940	—	907,323
Changes to model assumptions and methodologies	(235,416)	1,000,727	265,557	—	1,030,868
Foreign exchange and other movements	1,147,613	116,244	1,016,936	—	2,280,793
Other movements with no P&L impact
Write-offs and other movements	(565,569)	(1,528,233)	(1,628,627)	—	(3,722,429)

Loss Allowance as of December 31, 2019	5,514,025	2,554,594	6,230,445	—	14,299,064

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	559,063	586,665	2,470,639	—	3,616,367
Inflation effect	(297,080)	(247,408)	(1,587,345)	—	(2,131,833)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(33,806)	33,806	—	—	—
Transfer from Stage 1 to Stage 3	(1,955)	—	1,955	—	—
Transfer from Stage 2 to Stage 1	23,109	(23,109)	—	—	—
Transfer from Stage 2 to Stage 3	—	(39,816)	39,816	—	—
Transfer from Stage 3 to Stage 1	1,600	—	(1,600)	—	—
Transfer from Stage 3 to Stage 2	—	12,684	(12,684)	—	—
New Financial Assets Originated or Purchased	324,042	96,077	2,747,257	—	3,167,376
Changes in PDs/LGDs/EADs	61,555	(13,733)	137,977	—	185,799
Changes to model assumptions and methodologies	(66,337)	49,762	377,340	—	360,765
Foreign exchange and other movements	156,997	34,393	839,392	—	1,030,782
Other movements with no P&L impact
Write-offs and other movements	(246,725)	(289,853)	(1,589,379)	—	(2,125,957)

Loss Allowance as of December 31, 2019	480,463	199,468	3,423,368	—	4,103,299

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	1,101,084	162,022	1,398,416	—	2,661,522
Inflation effect	(644,265)	(116,256)	(1,698,724)	—	(2,459,245)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(38,584)	38,584	—	—	—
Transfer from Stage 1 to Stage 3	(79)	—	79	—	—
Transfer from Stage 2 to Stage 1	84,927	(84,927)	—	—	—
Transfer from Stage 2 to Stage 3	—	(1,398)	1,398	—	—
Transfer from Stage 3 to Stage 1	3	—	(3)	—	—
Transfer from Stage 3 to Stage 2	—	56,497	(56,497)	—	—
New Financial Assets Originated or Purchased	524,555	127,939	287,888	—	940,382
Changes in PDs/LGDs/EADs	(151,260)	9,780	5,051,844	—	4,910,364
Changes to model assumptions and methodologies	(22,269)	155,158	16,239	—	149,128
Foreign exchange and other movements	291,778	63,427	1,445,286	—	1,800,491
Other movements with no P&L impact
Write-offs and other movements	(466,889)	(109,610)	(329,497)	—	(905,996)

Loss Allowance as of December 31, 2019	679,001	301,216	6,116,429	—	7,096,646

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	2,882,959	3,858,958	4,373,067	—	11,114,984
Inflation effect	(1,447,146)	(1,502,938)	(2,545,295)	—	(5,495,379)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(69,501)	69,501	—	—	—
Transfer from Stage 1 to Stage 3	(146,043)	—	146,043	—	—
Transfer from Stage 2 to Stage 1	926,454	(926,454)	—	—	—
Transfer from Stage 2 to Stage 3	—	(926,550)	926,550	—	—
Transfer from Stage 3 to Stage 1	12,958	—	(12,958)	—	—
Transfer from Stage 3 to Stage 2	—	3,767	(3,767)	—	—
New Financial Assets Originated or Purchased	147,103	1,287,841	4,156,431	—	5,591,375
Changes in PDs/LGDs/EADs	537,543	452,605	582,337	—	1,572,485
Changes to model assumptions and methodologies	(421,414)	(944,633)	(11,813)	—	(1,377,860)
Foreign exchange and other movements	601,532	204,060	1,357,907	—	2,163,499
Other movements with no P&L impact
Write-offs and other movements	(269,862)	(617,528)	(2,589,349)	—	(3,476,739)

Loss Allowance as of December 31, 2019	2,754,583	958,629	6,379,153	—	10,092,365

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	2,290,310	1,920,604	3,510,570	—	7,721,484
Inflation effect	(739,086)	(619,787)	(1,132,871)	—	(2,491,744)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(76,341)	76,341	—	—	—
Transfer from Stage 1 to Stage 3	(27,194)	—	27,194	—	—
Transfer from Stage 2 to Stage 1	129,152	(129,152)	—	—	—
New Financial Assets Originated or Purchased	1,424,772	2,882,551	3,384,236	—	7,691,559
Changes in PDs/LGDs/EADs	2,800,850	1,974,132	3,925,774	—	8,700,756
Foreign exchange and other movements	97,818	55,599	(20,473)	—	132,944
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(85,466)	85,466	—	—
Transfer from Stage 3 to Stage 2	—	60,031	(60,031)	—	—
Write-offs and other movements	(454,185)	(1,281,318)	(4,359,517)	—	(6,095,020)

Loss Allowance as of December 31, 2018	5,446,096	4,853,535	5,360,348	—	15,659,979

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	464,424	266,037	1,291,276	—	2,021,737
Inflation effect	(149,871)	(85,853)	(416,696)	—	(652,420)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(8,191)	8,191	—	—	—
Transfer from Stage 1 to Stage 3	(1,556)	—	1,556	—	—
Transfer from Stage 2 to Stage 1	20,053	(20,053)	—	—	—
New Financial Assets Originated or Purchased	379,522	410,461	1,817,884	—	2,607,867
Changes in PDs/LGDs/EADs	252,137	186,400	1,099,662	—	1,538,199
Foreign exchange and other movements	35,695	34,068	184,701	—	254,464
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(6,147)	6,147	—	—
Transfer from Stage 3 to Stage 2	—	6,587	(6,587)	—	—
Write-offs and other movements	(433,150)	(213,026)	(1,507,304)	—	(2,153,480)

Loss Allowance as of December 31, 2018	559,063	586,665	2,470,639	—	3,616,367

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	443,517	94,680	1,033,797	—	1,571,994
Inflation effect	(143,127)	(30,550)	(333,605)	—	(507,282)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,920)	3,920	—	—	—
Transfer from Stage 1 to Stage 3	(375)	—	375	—	—
Transfer from Stage 2 to Stage 1	5,858	(5,858)	—	—	—
New Financial Assets Originated or Purchased	834,593	90,364	—	—	924,957
Changes in PDs/LGDs/EADs	309,539	82,253	160,037	—	551,829
Foreign exchange and other movements	(14,289)	20,924	524,932	—	531,567
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(12,880)	12,880	—	—
Write-offs and other movements	(330,712)	(80,831)	—	—	(411,543)

Loss Allowance as of December 31, 2018	1,101,084	162,022	1,398,416	—	2,661,522

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,893,842	2,660,280	3,566,912	—	8,121,034
Inflation effect	(611,149)	(858,476)	(1,151,051)	—	(2,620,676)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(232,792)	232,792	—	—	—
Transfer from Stage 1 to Stage 3	(84,391)	—	84,391	—	—
Transfer from Stage 2 to Stage 1	451,410	(451,410)	—	—	—
New Financial Assets Originated or Purchased	1,077,725	1,539,491	1,086,139	—	3,703,355
Changes in PDs/LGDs/EADs	748,465	2,540,874	4,918,665	—	8,208,004
Foreign exchange and other movements	(269,272)	(439,982)	—	—	(709,254)
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(587,160)	587,160	—	—
Transfer from Stage 3 to Stage 1	20,239	—	(20,239)	—	—
Transfer from Stage 3 to Stage 2	—	22,840	(22,840)	—	—
Write-offs and other movements	(111,118)	(800,291)	(4,676,070)	—	(5,587,479)

Loss Allowance as of December 31, 2018	2,882,959	3,858,958	4,373,067	—	11,114,984

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	109,088,241	43,711,621	7,919,820	—	160,719,682
Transfers:
Transfers from Stage 1 to Stage 2	(13,927,874)	13,927,874	—	—	—
Transfers from Stage 1 to Stage 3	(1,547,026)	—	1,547,026	—	—
Transfers from Stage 2 to stage 1	9,476,779	(9,476,779)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,510,981)	1,510,981	—	—
Transfers from Stage 3 to Stage 2	—	559,745	(559,745)	—	—
Transfers from Stage 3 to Stage 1	290,100	—	(290,100)	—	—
Financial assets derecognized during the period other than write-offs	(11,928,884)	(3,444,031)	(3,940,595)	—	(19,313,510)
New financial assets originated or purchased	29,264,738	8,648,366	2,189,870	—	40,102,974
FX and other movements	25,161,879	9,429,822	935,254	—	35,526,955
Inflation Effect	(28,959,131)	(11,603,914)	(2,102,436)	—	(42,665,481)

Gross carrying amount as of December 31, 2020	116,918,822	50,241,723	7,210,075	—	174,370,620